LONG-TERM DEBT - Summary of Long-Term Debt Repayable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Long-Term Debt [Line Items]
Within one year or on demand	$ 854,940
More than one year, but not exceeding two years	262,559		846,444
More than two years, but not exceeding five years	648,339		886,370
More than five years (1)	1,429,026	[1]	593,166	[1]
Total long-term debt	3,194,864		2,325,980
Less: Amounts due within one year classified as current liabilities	(854,940)
Non current portion of long-term debt	$ 2,339,924		$ 2,325,980

[1]	Net of unamortized issue discount for the 2010 Senior Notes of approximately $6,033 and $6,834 as of December 31, 2012 and 2011, respectively.